Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	£ 11,334	£ 13,540
Business activity in the year	1,194	785
Changes to models used for calculation		0
Net drawdowns and repayments	103	(921)
Final repayments	(987)	(1,262)
Disposals	0	787
Write-offs	(17)	(21)
Closing/Ending balance	11,627	11,334	£ 13,540
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	36,120	36,552
Business activity in the year	3,626	6,363
Changes to models used for calculation		0
Net drawdowns and repayments	(5,806)	(2,939)
Final repayments	(2,468)	(2,634)
Disposals	(1,768)	54
Write-offs	(1,036)	(1,168)
Closing/Ending balance	26,347	36,120	36,552
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(2,321)
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	97,878	90,710
Business activity in the year	22,120	33,241
Changes to models used for calculation		0
Net drawdowns and repayments	10,007	8,120
Final repayments	(27,225)	(34,089)
Disposals	(10)	0
Write-offs	(284)	(104)
Closing/Ending balance	101,359	97,878	90,710
Gross exposure [member] | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(1,127)
ECL | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	348	380
Business activity in the year	1	1
Changes to models used for calculation		0
Net drawdowns and repayments	104	1
Final repayments	2	8
Disposals	0	5
Write-offs	17	21
Closing/Ending balance	434	348	380
ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,617	2,761
Business activity in the year	74	141
Changes to models used for calculation		(48)
Net drawdowns and repayments	1,552	1,046
Final repayments	60	83
Disposals	(86)	32
Write-offs	1,036	1,168
Closing/Ending balance	2,979	2,617	2,761
ECL | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(82)
ECL | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	731	702
Business activity in the year	255	66
Changes to models used for calculation		(28)
Net drawdowns and repayments	1,089	257
Final repayments	109	162
Disposals	0	0
Write-offs	284	104
Closing/Ending balance	1,653	731	702
ECL | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(29)
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	9,604	11,486
Business activity in the year	1,193	785
Changes to models used for calculation		0
Net drawdowns and repayments	133	(793)
Final repayments	(842)	(1,042)
Disposals	0	723
Write-offs	0	0
Closing/Ending balance	9,627	9,604	11,486
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	29,541	29,548
Business activity in the year	3,467	6,007
Changes to models used for calculation		0
Net drawdowns and repayments	(4,613)	(3,690)
Final repayments	(2,232)	(2,266)
Disposals	(1,493)	0
Write-offs	0	0
Closing/Ending balance	18,923	29,541	29,548
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(2,182)
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	89,200	81,555
Business activity in the year	19,773	31,714
Changes to models used for calculation		0
Net drawdowns and repayments	7,033	7,366
Final repayments	(24,098)	(31,622)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	83,254	89,200	81,555
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(509)
Stage 1 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	16	26
Business activity in the year	1	1
Changes to models used for calculation		0
Net drawdowns and repayments	(17)	(19)
Final repayments	0	1
Disposals	0	1
Write-offs	0	0
Closing/Ending balance	6	16	26
Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	362	356
Business activity in the year	35	75
Changes to models used for calculation		16
Net drawdowns and repayments	15	(318)
Final repayments	29	26
Disposals	(8)	0
Write-offs	0	0
Closing/Ending balance	399	362	356
Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(16)
Stage 1 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	114	107
Business activity in the year	44	44
Changes to models used for calculation		(9)
Net drawdowns and repayments	154	(33)
Final repayments	22	30
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	280	114	107
Stage 1 [member] | ECL | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(1)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	674	860
Business activity in the year	0	0
Changes to models used for calculation		0
Net drawdowns and repayments	(62)	(58)
Final repayments	(47)	(61)
Disposals	0	62
Write-offs	0	0
Closing/Ending balance	901	674	860
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	4,450	4,926
Business activity in the year	130	311
Changes to models used for calculation		0
Net drawdowns and repayments	(1,231)	410
Final repayments	(168)	(166)
Disposals	(183)	0
Write-offs	0	0
Closing/Ending balance	5,571	4,450	4,926
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(92)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	7,515	8,238
Business activity in the year	1,954	1,496
Changes to models used for calculation		0
Net drawdowns and repayments	2,969	615
Final repayments	(2,844)	(2,105)
Disposals	(10)	0
Write-offs	0	0
Closing/Ending balance	15,938	7,515	8,238
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(600)
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	40	47
Business activity in the year	0	0
Changes to models used for calculation		0
Net drawdowns and repayments	25	19
Final repayments	1	2
Disposals	0	4
Write-offs	0	0
Closing/Ending balance	52	40	47
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	784	972
Business activity in the year	32	56
Changes to models used for calculation		(57)
Net drawdowns and repayments	806	346
Final repayments	23	26
Disposals	(20)	0
Write-offs	0	0
Closing/Ending balance	1,327	784	972
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(25)
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	234	236
Business activity in the year	144	22
Changes to models used for calculation		(19)
Net drawdowns and repayments	248	70
Final repayments	28	41
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	533	234	236
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(22)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	1,056	1,194
Business activity in the year	1	0
Changes to models used for calculation		0
Net drawdowns and repayments	32	(70)
Final repayments	(98)	(159)
Disposals	0	2
Write-offs	(17)	(21)
Closing/Ending balance	1,099	1,056	1,194
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,129	2,078
Business activity in the year	29	45
Changes to models used for calculation		0
Net drawdowns and repayments	38	341
Final repayments	(68)	(202)
Disposals	(92)	54
Write-offs	(1,036)	(1,168)
Closing/Ending balance	1,853	2,129	2,078
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(47)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	1,163	917
Business activity in the year	393	31
Changes to models used for calculation		0
Net drawdowns and repayments	5	139
Final repayments	(283)	(362)
Disposals	0	0
Write-offs	(284)	(104)
Closing/Ending balance	2,167	1,163	917
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(18)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	292	307
Business activity in the year	0	0
Changes to models used for calculation		0
Net drawdowns and repayments	96	1
Final repayments	1	5
Disposals	0	0
Write-offs	17	21
Closing/Ending balance	376	292	307
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	1,471	1,433
Business activity in the year	7	10
Changes to models used for calculation		(7)
Net drawdowns and repayments	731	1,018
Final repayments	8	31
Disposals	(58)	32
Write-offs	1,036	1,168
Closing/Ending balance	1,253	1,471	1,433
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(41)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	383	359
Business activity in the year	67	0
Changes to models used for calculation		0
Net drawdowns and repayments	687	220
Final repayments	59	91
Disposals	0	0
Write-offs	284	104
Closing/Ending balance	840	383	359
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member] | Subsidiaries [member]
Loans and advances at amortised cost
Transfers	(6)
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Write-offs	(1,337)	(1,293)	£ (1,456)
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	2,300
Disposals	(1,800)
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	1,100
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(537)	(320)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(4,116)	(1,611)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(10,213)	(2,465)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	(1)	(1)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(92)	(41)
Transfers from Stage 1 to Stage 2 [Member] | Stage 1 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(31)	(6)
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	537	320
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	4,116	1,611
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	10,213	2,465
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	1	1
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	92	41
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	31	6
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	204	301
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	994	2,134
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	2,651	2,905
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	7	11
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	139	312
Transfers from Stage 2 to Stage 1 [Member] | Stage 1 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	25	42
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(204)	(301)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(994)	(2,134)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(2,651)	(2,905)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	(7)	(11)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(139)	(312)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(25)	(42)
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(157)	(103)
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(464)	(585)
Transfers to Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(772)	(305)
Transfers to Stage 3 [Member] | Stage 1 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 [Member] | Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(19)	(15)
Transfers to Stage 3 [Member] | Stage 1 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(3)	(1)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(52)	(94)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(516)	(524)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(642)	(381)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	(7)	(12)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(188)	(244)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(50)	(13)
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	209	197
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	980	1,109
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	1,414	686
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	7	12
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	207	259
Transfers to Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	53	14
Transfers from Stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	29	13
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	21	4
Transfers from Stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	189	52
Transfers from Stage 3 [Member] | Stage 1 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	12	3
Transfers from Stage 3 [Member] | Stage 1 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	55	70
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	59	16
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	34	92
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	1	2
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	8	8
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	1	15
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(84)	(83)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(80)	(20)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(223)	(144)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Loans and advances at amortised cost
Transfers	(1)	(2)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(20)	(11)
Transfers from Stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	£ (1)	£ (15)